Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$69,337	$40,767	$130,331	$69,762
Rest of Europe	84,822	87,230	169,858	173,274
U.S.	139,458	114,237	274,933	221,984
Rest of World	40,602	34,773	75,886	64,320
Total	$334,219	$277,007	$651,008	$529,340
* All sales shown for Ireland are export sales.

Distribution of Income from Operations by Geographical Area
b) The distribution of income from operations, including restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$12,827	$(305)	$24,843	$(6,601)
Rest of Europe	3,531	6,701	7,317	16,422
U.S.	7,740	1,712	13,277	8,269
Rest of World	2,201	2,896	3,858	4,646
Total	$26,299	$11,004	$49,295	$22,736

c) The distribution of income from operations, excluding restructuring and other items, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$13,556	$1,770	$25,897	$(4,526)
Rest of Europe	5,198	7,247	10,755	16,968
U.S.	9,579	4,362	17,369	10,919
Rest of World	2,587	3,261	4,307	5,011
Total	$30,920	$16,640	$58,328	$28,372

Distribution of Property, Plant and Equipment, Net, by Geographical Area
d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$104,645	$110,369
Rest of Europe	15,032	16,115
U.S.	34,441	32,400
Rest of World	8,162	9,489
Total	$162,280	$168,373

Distribution of Depreciation and Amortization by Geographical Area
e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(in thousands)		(in thousands)
Ireland	$4,836	$4,506	$9,825	$9,001
Rest of Europe	1,688	1,759	3,422	3,739
U.S.	3,987	3,535	7,705	6,937
Rest of World	1,009	1,030	2,024	1,955
Total	$11,520	$10,830	$22,976	$21,632

Distribution of Total Assets by Geographical Area
f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2013	2012
	(in thousands)
Ireland	$508,504	$476,159
Rest of Europe	237,348	236,305
U.S.	496,922	437,756
Rest of World	50,348	51,888
Total	$1,293,122	$1,202,108